U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.
                              Please print or type.

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1. Name and address of issuer:

                              PIC Investment Trust
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2. Name of each series or class of funds for which this notice is filed:

                           Institutional Balanced Fund
                           Institutional Growth Fund,
                          Institutional Small Cap Fund
                              Small Cap Growth Fund
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3. Investment Company Act File Number:

                                    811-6498

   Securities Act File Number:      33-44579
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4. Last day of fiscal year for which this notice is filed:

                                October 31, 1996
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                       [ ]
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6. Date of  termination  of  issuer's  declaration  under rule  24f-2(a)(1),  if applicable (see instruction A.6):

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7. Number and amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
   0
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8. Number and amount of securities  registered during the fiscal year other than
   pursuant to rule 24f-2:              0

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9. Number and aggregate sales price of securities sold during the fiscal year:

             4,758,812 Shares                   $76,106,438
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
10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

             4,758,812 Shares                   $76,106,438
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11. Number and aggregate sales price of securities issued during the fiscal year
    in  connection  with  dividend   reinvestment   plans,  if  applicable  (see
    instruction B.7):

    As permitted by instruction B.7, DRIP shares are included in the securities reported in Item 9.
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12. Calculation of registration fee:

    (I)  Aggregate  sales  price  of  securities  sold
    during the fiscal  year in  reliance on rule 24f-2
    (from item 10):                                       $76,106,438
                                                          ----------------------

    (ii)   Aggregate   price  of   shares   issued  in
    connection with dividend  reinvestment plans (from
    Item 11, if applicable)                               +
                                                          ----------------------

    (iii)Aggregate   price  of  shares   redeemed   or
    repurchased    during   the   fiscal    year   (if
    applicable):                                          -
                                                          ----------------------

    (iv)  aggregate   price  of  shares   redeemed  or
    repurchased and previously  applied as a reduction
    to  filing   fees   pursuant  to  rule  24e-2  (if
    applicable):                                          +
                                                          ----------------------

    (v) Net  aggregate  price of  securities  sold and
    issued  during the fiscal year in reliance on rule
    24f-2 [line (I), plus line (ii),  less line (iii),
    plus line (iv)] (if applicable):
                                                          ----------------------

    (vi) Multiplier  prescribed by Section 6(b) of the
    Securities Act of 1933 or other  applicable law or
    regulation (see instruction C.6):                     x 0.00030303
                                                          ----------------------

    (vii)Fee due [line (I) or line (v)  multiplied  by
    line (vi)]:                                           $23,062.53
                                                          ======================
Instructions:  issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's  lockbox depository as  described  in section 3a of the  Commission's  Rules of the Informal and
    Other Procedures 917 CFR 202.3a).                            [ x ]

    Date of mailing or wire transfer of file fees to the Commission's lockbox depository: 1/17/97
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eric M. Banhazl
                              --------------------------------------------------
                                    Eric M. Banhazl/ Assistant Treasurer
                              --------------------------------------------------
Date:                               January 16, 1997
                              --------------------------------------------------

  * Please print the name and title of the signing officer below the signature.
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
PIC Investment Trust
January 13, 1997
Page 4

SHEREFF, FRIEDMAN, HOFFMAN & GOODMAN, LLP
919 THIRD AVENUE
NEW YORK, NEW YORK  10022-9998



                                              January 13, 1997

PIC Investment Trust
300 North Lake Avenue
Pasadena, California  91101

Dear Sirs:

       PIC Investment Trust, a Delaware business trust (the "Trust"), is filing with the Securities and Exchange Commission a Rule 24f-2 Notice containing the information specified in paragraph (b)(1) of Rule 24f-2 under the Investment Company Act of 1940 (the "Rule"). The effect of the Rule 24f-2 Notice, when accompanied by this opinion and by the filing fee, if any, payable as prescribed by paragraph (c) of the Rule will be to make definite the number of shares of beneficial interest sold by the Trust during the fiscal year ending October 31, 1996 in reliance upon the Rule, if any (the "Rule 24f-2 Shares").

       We have served as counsel to the Trust since its inception. We have, as counsel, participated in various corporate and other proceedings relating to the Trust and to the Rule 24f-2 Shares. We have examined copies, either certified or otherwise proven to our satisfaction to be genuine, of its Charter and By-Laws, as currently in effect, and a certificate issued by the Secretary of State of the State of Delaware certifying the existence and good standing of the Trust. We have also reviewed the Trust's Registration Statement on Form N-1A and the form of the Rule 24f-2 Notice being filed by the Trust. We are generally familiar with the corporate affairs of the Trust.

       The Trust has advised us that the Rule 24f-2 Shares were sold in the manner contemplated by the prospectus of the Trust that was current and effective under the Securities Act of 1933 at the time of sale, and that the Rule 24f-2 Shares were sold for a consideration not less than the par value thereof and not less than the net asset value thereof as required by the Investment Company Act of 1940.

     Based upon the foregoing, it is our opinion that:

     1. The Trust has been duly organized and is legally existing under the laws of the State of Delaware.

     2. The Trust is authorized to issue an unlimited number of shares of beneficial interest.

     3. The Rule 24f-2 Shares were legally issued and are fully paid and non-assessable.

       We hereby consent to the filing of this Opinion with the Securities and Exchange Commission together with the Rule 24f-2 Notice of the Trust, and to the filing of this Opinion under the securities laws of any state.

PIC Investment Trust
January 13, 1997
Page 5
       We are members of the Bar of the State of New York and do not hold ourselves out as being conversant with the laws of any jurisdiction other than those of the United States of America and the State of New York. We note that we are not licensed to practice law in the State of Delaware, and to the extent that any opinion expressed herein involves the law of Delaware, such opinion should be understood to be based solely upon our review of the documents referred to above, the published statutes of that State and, where applicable, published cases, rules or regulations of regulatory bodies of that State.

                                   Very truly yours,


                                   /s/ Shereff, Friedman, Hoffman & Goodman, LLP Shereff, Friedman, Hoffman & Goodman, LLP

SFH&G:MKN:JLS:PSF